Long-Term Debt and Other Financial Liabilities, ABB Loan Facility (Details) - USD ($) $ in Thousands			6 Months Ended
	Feb. 24, 2023	Feb. 09, 2023	Jun. 30, 2023	Jun. 30, 2022
Senior Long-Term Debt [Abstract]
Prepayment of principal amount			$ 70,868	$ 47,910
ABB Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Prepayment of principal amount	$ 6,800	$ 6,100